Organization and Basis of Presentation	6 Months Ended
Jun. 30, 2013
Organization and Basis of Presentation
Organization and Basis of Presentation

1. Organization and Basis of Presentation

KYTHERA Biopharmaceuticals, Inc. ("KYTHERA" or the "Company") is a clinical-stage biopharmaceutical company focused on the discovery, development and commercialization of novel prescription products for the aesthetic medicine market. The Company's objective is to develop first-in-class, prescription aesthetic products using an approach that relies on the scientific rigor of biotechnology to address unmet needs in the rapidly-growing market for aesthetic medicine. The Company's initial focus is on the facial aesthetics market, which comprises the majority of the aesthetics medicine market. The Company's product candidate, ATX-101, is a potential first-in-class, injectable drug currently in Phase III clinical development for the reduction of submental fat, which commonly presents as an undesirable "double chin."

KYTHERA was originally incorporated in Delaware in June 2004 under the name Dermion, Inc. It commenced operations in August 2005 and its name was changed to AESTHERx, Inc. In July 2006, the Company changed its name to KYTHERA Biopharmaceuticals, Inc.

Since commencement of operations in August 2005, the Company has devoted substantially all its efforts to the development of ATX-101, recruiting personnel and raising capital. In 2010, the Company entered into a License Agreement with Bayer Consumer Care AG and a Services, Research, Development and Collaboration Agreement with Bayer's Affiliate, Intendis GmbH, collectively referred to as the collaboration arrangement with Bayer. Bayer Consumer Care AG and Intendis GmbH are referred to jointly as Bayer.

The accompanying financial statements for the six months ended June 30, 2013 and 2012 (unaudited) and the years ended December 31, 2012, 2011 and 2010 have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business for the foreseeable future. Since inception in 2004, the Company has not been profitable and has incurred operating losses in each year. The Company has a limited operating history upon which you can evaluate its business and prospects. The Company has not generated any revenue from product sales to date and will continue to incur significant research and development and other expenses related to its ongoing operations. The Company has recorded net losses of $26,384,000 and $2,374,000 for the six months ended June 30, 2013 and 2012, respectively, and $36,799,000, $11,152,000 and $16,031,000 for the years ended December 31, 2012, 2011 and 2010, respectively, and had an accumulated deficit of $146,690,000 and $120,306,000 as of June 30, 2013 and December 31, 2012, respectively. The Company has funded its operations primarily through the sale and issuance of common and preferred stock, convertible debt, and amounts received pursuant to the collaboration arrangement with Bayer. Net working capital at June 30, 2013 and December 31, 2012 and 2011, was $54,492,000, $71,367,000 and $27,964,000, respectively. The Company expects to continue to incur losses for the foreseeable future. At June 30, 2013, the Company had capital resources consisting of cash and cash equivalents, marketable securities and restricted cash of $75,675,000, of which $11,133,000 was restricted. The Company also has drawn $15,000,000 under its credit facility and has no further borrowing capacity under the existing credit facility.

On September 11, 2012, the Board of Directors approved a 1-for-2.6443 reverse stock split of the Company's capital stock. All share and per share information included in the accompanying financial statements has been adjusted to reflect this reverse stock split.

On October 16, 2012, the Company completed its initial public offering ("IPO") of 5,060,000 shares of common stock, which includes the exercise in full by the underwriters of their option to purchase up to 660,000 additional shares of common stock, at an offering price of $16.00 per share. The Company received net proceeds of approximately $72,479,000, after deducting underwriting discounts, commissions and offering related transaction costs. In connection with the IPO, the Company's outstanding shares of redeemable convertible preferred stock were automatically converted into 11,545,000 shares of common stock and warrants exercisable for redeemable convertible preferred stock were automatically converted into warrants exercisable for 365,000 shares of common stock, resulting in the reclassification of the related redeemable convertible preferred stock warrant liability of $3,101,000 to additional paid-in capital.

In connection with the completion of its IPO, on October 16, 2012, the Company filed an amended and restated certificate of incorporation and bylaws, which, among other things, changed the number of authorized shares of common stock to 300,000,000 shares and preferred stock to 5,000,000 shares.